PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Parent Company Financial Information Abstract
Schedule of condensed balance sheets
ASSETS

	As of	As of
	December 31,	December 31,
	2022	2021
		ThUS$

Cash and cash equivalents
Cash and cash equivalents	632,826	549,766
Other financial assets	155,093	78,706
Other non-financial assets	59,828	38,557
Trade and other accounts receivable	380,204	400,540
Accounts receivable from related entities	3,090,910	933,853
Inventories	206,690	121,949
Current tax assets	357	4,846
Total current assets other than non-current assets (or disposal groups) classified as held for sale	4,525,908	2,128,217
Non-current assets (or disposal groups) classified as held for sale	61,979	161,347
Total current assets	4,587,887	2,289,564

Non-current assets
Other financial assets	6,086	8,804
Investments accounted for using the equity method	8,041,156	8,065,391
Other non-financial assets	8,636	12,344
Accounts receivable	10,900	10,551
Accounts receivable from related entities	33,551	48,008
Intangible assets other than goodwill	228,940	213,822
Property, plant and equipment	7,176,141	7,980,150
Deferred tax assets	-	-
Total non-current assets	15,505,410	16,339,070
Total assets	20,093,297	18,628,634

LIABILITIES AND EQUITY

	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

LIABILITIES
Current liabilities
Other financial liabilities	465,310	3,777,465
Trade and other accounts payables	692,841	3,670,381
Accounts payable to related entities	411,898	1,650,246
Other provisions	883	99
Current tax liabilities	-	-
Other non-financial liabilities	1,651,621	1,487,629
Total current liabilities other than (or disposal groups) classified as held for sale	3,222,553	10,585,820
Liabilities included in disposal groups classified as held for sale	-	-
Total current liabilities	3,222,553	10,585,820
Non-current liabilities
Other financial liabilities	5,720,415	4,041,347
Accounts payable	279,245	303,309
Accounts payable to related entities	177,779	177,779
Other provisions	10,175,678	10,045,195
Employee benefits	68,740	33,145
Other non-financial liabilities	418,166	508,943
Total non-current liabilities	16,840,023	15,109,718
Total liabilities	20,062,576	25,695,538
EQUITY
Share capital	13,298,486	3,146,265
Retained earnings/(losses)	(7,501,896)	(8,841,106)
Treasury Shares	(178)	(178)
Other equity	39	-
Other reserves	(5,754,173)	(1,361,529)
Parent’s ownership interest	42,278	(7,056,548)
Non-controlling interest	(11,557)	(10,356)
Total equity	30,721	(7,066,904)
Total liabilities and equity	20,052,794	18,628,634

Schedule of condensed income statement
	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Revenue	2,502,673	1,485,841	1,272,077
Cost of sales	(2,628,251)	(1,964,137)	(2,099,716)
Gross margin	(125,578)	(478,296)	(827,639)
Other income	1,013,438	712,997	948,160
Distribution costs	(126,539)	(134,366)	(125,563)
Administrative expenses	(274,358)	(199,409)	(225,557)
Other expenses	(257,558)	(197,737)	(154,582)
Restructuring activities expenses	1,581,372	(2,177,754)	(837,673)
Other gains/(losses)	(272,862)	39,471	(98,790)
Income from operation activities	1,537,915	(2,435,094)	(1,321,644)
Financial income	652,263	8,905	11,812
Financial costs	(743,704)	(579,304)	(410,153)
Share of profit of investments accounted for using the equity method	(115,985)	(1,168,898)	(3,537,259)
Foreign exchange gains/(losses)	11,377	72,888	(66,004)
Result of indexation units	(56)	(799)	-
Income (loss) before taxes	1,341,810	(4,102,302)	(5,323,248)
Income tax expense / benefit	(4,673)	(550,840)	767,713
NET INCOME (LOSS)	1,337,137	(4,653,142)	(4,555,535)

Schedule of condensed cash flow statement
	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Cash flows from operating activities
Cash collection from operating activities
Proceeds from sales of goods and services	4,110,719	2,046,751	2,240,961
Other cash receipts from operating activities	99,874	38,268	52,192
Payments for operating activities
Payments to suppliers for goods and services	(4,127,400)	(2,075,236)	(1,713,223)
Payments to and on behalf of employees	(320,849)	(295,030)	(298,370)
Other payments for operating activities	(65,019)	(29,363)	(27,757)
Interest received	-	-	-
Income taxes (paid)	(647)	(898)	(2,764)
Other cash inflows (outflows)	(55,495)	(37,992)	61,532
Net cash flows from operating activities	(358,817)	(353,500)	312,571
Cash flows from investing activities
Cash flows from losses of control of subsidiaries or other businesses	-	752	-
Cash flows used to obtain control of subsidiaries or other businesses	-	(12,375)	(349,125)
Other cash receipts from sales of equity or debt instruments of other entities	-	-	30,439
Other payments to acquire equity or debt instruments of other entities	-	-	(27,199)
Amounts raised from sale of property, plant and equipment	56,378	105,000	75,566
Purchases of property, plant and equipment	(705,993)	(584,289)	(163,022)
Purchases of intangible assets	(48,458)	(85,449)	(70,363)
Interest received	6,974	1,644	3,235
Other cash inflows (outflows)	6,300	18,900	-
Net cash flow (used in) investing activities	(684,799)	(555,817)	(500,469)
Cash flows from financing activities
Proceeds from the issuance of shares	549,038	-	-
Payments for changes in ownership interests in subsidiaries that do not result in loss of control	-	-	(3,225)
Amounts from the issuance of other equity instruments	3,202,790	-	-
Amounts raised from long-term loans	2,361,875	1,665	1,361,807
Amounts raised from short-term loans	4,856,025	661,609	296,267
Loans from Related Entities	770,522	130,102	373,125
Loans repayments	(8,836,572)	(135,837)	(749,258)
Payments of loans to related entities	(1,008,483)	-	-
Payments of lease liabilities	(116,012)	(391,879)	(90,335)
Dividends paid	-	-	-
Interest paid	(501,539)	(90,585)	(135,859)
Other cash inflows (outflows)	(150,676)	(11,034)	(107,782)
Net cash flows (used in) financing activities	1,126,968	164,041	944,740
Net increase in cash and cash equivalents before effect of exchanges rate change	83,352	(745,276)	756,842
Effects of variation in the exchange rate on cash and cash equivalents	(292)	-	-
Net increase (decrease) in cash and cash equivalents	83,060	(745,276)	756,842
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	549,766	1,295,042	538,200
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	632,826	549,766	1,295,042